Related Party Transactions - Summary of Transactions with Unicom Group and its Subsidiaries (Parenthetical) (Detail) - China United Network Communications Group Company Limited and its subsidiaries [member] - CNY (¥)
¥ in Millions
12 Months Ended
	Dec. 21, 2017	Aug. 24, 2017	Feb. 27, 2017	Jul. 23, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan from Unicom Group		¥ 3,893		¥ 1,344	¥ 5,237	¥ 0	¥ 1,344
Borrowings interest rate		3.92%	3.92%	4.37%
Bonds, maturity period	1 year		1 year	1 year
Amount borrowed from related party			¥ 1,344
Loan from related parties	¥ 435				¥ 435	¥ 0	¥ 0
Borrowings interest rate basis	1 year HIBOR plus 1.2%